Risk Management - Impacts of currency rate risk (Details) - Currency risk - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Net earnings increase (decrease)	$ (17)	$ (20)
OCI gain	0	0
USD
Disclosure of credit risk exposure [line items]
Net earnings increase (decrease)	(14)	(17)
OCI gain	0	0
AUD
Disclosure of credit risk exposure [line items]
Net earnings increase (decrease)	(3)	(3)
OCI gain	$ 0	$ 0